Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS:
Onex Corporation (Onex) beneficially owns or controls, directly or indirectly, all of our outstanding multiple voting shares. Accordingly, Onex has the ability to exercise significant influence over our business and affairs and generally has the power to determine all matters submitted to a vote of our shareholders where the subordinate voting shares and multiple voting shares vote together as a single class. Mr. Gerald Schwartz, the Chairman of the Board, President and Chief Executive Officer of Onex, indirectly owns shares representing the majority of the voting rights of Onex.
In January 2009, we entered into a Services Agreement with Onex for the services of Mr. Schwartz (amended in 2017 to replace references to Mr. Schwartz with references to Mr. Tawfiq Popatia) as a director of Celestica, pursuant to which Onex receives compensation for such services. This agreement automatically renews for successive one-year terms unless either party provides a notice of intent not to renew. Under such agreement, as amended, the annual fee payable to Onex is $0.235 payable in DSUs in equal quarterly installments, in arrears. The Services Agreement terminates automatically and the rights of Onex to receive compensation (other than accrued and unpaid compensation) will terminate (a) 30 days after the first day on which Onex ceases to hold at least one multiple voting share of Celestica or any successor company or (b) the date Mr. Popatia ceases to be a director of Celestica for any reason.
See note 8 for details with respect to Mr. Schwartz's interest in the Property Purchaser, and the Property Purchaser's option to obtain a 5% non-voting interest in the Assignee.
Compensation of key management personnel:

Our key management team consists of directors and senior executive officers. The aggregate compensation expenses we recognized under IFRS for our directors and key management team were as follows:

	Year ended December 31
	2016	2017	2018
Short-term employee benefits and costs	$6.2	$7.5	$6.2
Post-employment and other long-term benefits	0.4	0.6	0.3
Stock-based compensation (including DSUs to eligible directors)	12.3	12.4	14.8
	$18.9	$20.5	$21.3